Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash provided by (used in) Operating activities
Net loss and comprehensive loss for the year	$ (27,365)	$ (21,935)
Charges to operations not involving cash
Depreciation of property and equipment	528	325
Stock-based compensation	1,138	1,182
Deferred share unit compensation	(191)	508
Accreted interest	1,239	1,433
Revaluation of long-term debt	(840)
Loss on disposal of assets	1	8
Charges to operations not involving cash	(25,490)	(18,479)
Net change in non-cash working capital balances related to operations
Decrease (increase) in amounts receivable	492	(1,076)
Increase in prepaid expenses	(333)	(616)
Increase in investment tax credits receivable	(550)	(650)
Increase (decrease) in accounts payable and accrued liabilities	(1,418)	3,570
Increase in amounts due to directors	11	28
Cash provided by (used in) Operating activities	(27,288)	(17,223)
Financing activities
Proceeds from issuance of share capital and warrants	29,456	14,375
Share and warrant issuance costs	(2,499)	(1,148)
Proceeds from the exercise of stock options	95	391
Proceeds from the exercise of warrants	61	4,889
Incentive contribution from lessor		896
Proceeds from long-term debt		300
Withholdings on redemption of deferred share units		(223)
Repayment of long-term debt	(88)	(72)
Repayment of lease obligation	(90)	(28)
Cash provided by (used in) financing activities	26,935	19,380
Investing activities
Acquisition of property and equipment	(476)	(2,185)
Proceeds from sale of assets		14
Cash provided by (used in) investing activities	(476)	(2,171)
Net change in cash and cash equivalents during the year	(829)	(14)
Cash and cash equivalents - Beginning of year	14,895	14,909
Cash and cash equivalents - End of year	14,066	14,895
Supplementary cash flow
Interest received	$ 509	$ 401